Schedule 1 - Condensed Parent Company Financial Statements (Aqua America, Inc. [Member])	12 Months Ended
Dec. 31, 2014
Aqua America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule I - Condensed Financial Information Of Parent Company

Note 1 – Basis of Presentation – The accompanying condensed financial statements of Aqua America, Inc. (parent) should be read in conjunction with the consolidated financial statements and notes thereto of Aqua America, Inc. and subsidiaries (“Registrant”) included in Part II, Item 8 of the Form 10-K.  Aqua America Inc.’s (parent) significant accounting policies are consistent with those of the Registrant and its wholly-owned subsidiaries.

Aqua America, Inc. (parent) borrows and provides funds to its subsidiaries, in support of their operations.  Amounts owed to Aqua America, Inc. (parent) for borrowings under this facility are reflected as inter-company receivables on the condensed balance sheets.  The interest rate charged to the subsidiaries is sufficient to cover Aqua America, Inc.’s (parent) interest costs under its associated borrowings.

As of December 31, 2014 and 2013, Aqua America, Inc. (parent) had a current accounts receivable – affiliates balance of $19,852 and $3,092.  As of December 31, 2014 and 2013, Aqua America, Inc. (parent) had a notes receivable – affiliates balance of $300,932 and $280,830.  The changes in these balances represent non-cash adjustments that are recorded through Aqua America, Inc.’s (parent) investment in subsidiaries.

In the ordinary course of business, Aqua America, Inc. (parent) indemnifies a third-party for surety bonds issued on behalf of subsidiary companies, guarantees the performance of one of its regulated utilities in a jurisdiction that requires such guarantees, and guarantees several projects associated with the treatment of water in a jurisdiction.

Note 2 – Dividends from subsidiaries – Dividends in the amount of $30,972, $18,075, and $22,520 were paid to Aqua America, Inc. (parent) by its wholly-owned subsidiaries during the years ended December 31, 2014, 2013, and 2012, respectively.

Note 3 – Long-term debt – Aqua America, Inc. (parent) has long-term debt under unsecured note purchase agreements with investors in addition to its $200,000 revolving credit agreement.  Excluding amounts due under the revolving credit agreement, the debt maturities of Aqua America, Inc.’s (parent) long-term debt are as follows:

2015	$18,000
2016	16,050
2017	26,050
2018	20,800
2019	50,000
Thereafter	193,500

Aqua America, Inc. (parent) has a short-term line of credit of $15,000.  Funds borrowed under this line are classified as loans payable and is used to provide working capital.  The short-term borrowing activity for the last three years is as follows:

	2014	2013	2012
Balance outstanding at December 31,	$-	$-	$-
Interest rate at December 31,	-	-	-
Average borrowings outstanding	$583	$-	$-
Weighted-average interest rate	0.78%	-	-
Maximum amount outstanding	$7,000	$-	$-